Related party transactions - Sale-leaseback (Details) - Related Party Sale-leaseback Transactions - USD ($)		1 Months Ended		12 Months Ended
	Feb. 13, 2017	Jun. 30, 2017	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2012
Related party transactions
Capital lease obligation				$ 2,678,000			$ 445,000
Transaction One
Related party transactions
Maximum amount authorized under sale and leaseback transaction								$ 6,500,000
Lease term				42 months
Proceeds from sale of assets					$ 795,000	$ 5,500,000
Capital lease obligation							$ 445,000
Transaction One | Capital leases, maturing through November 2020
Related party transactions
Maximum amount authorized under sale and leaseback transaction								$ 6,500,000
Transaction Two
Related party transactions
Maximum amount authorized under sale and leaseback transaction			$ 5,000,000
Lease term			36 months
Proceeds from sale of assets	$ 481,000	$ 2,742,000
Imputed interest rate on lease (as a percent)	14.30%	14.90%